Related party disclosures - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€) shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation, termination benefits | €	€ 0.3
Service Options To Its Board [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement	384,000
Service Options To Purchase Ordinary Shares [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement	1,993,750
Key management personnel of entity or parent [member] | Restricted Stock Units [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement	477,500